Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 4,911,350	$ 5,575,310
Trade accounts receivable, net of allowance of $0 and $8,174	0	0
Grants receivable		270,128
Other receivables	293	672
Prepaid research expenses	209,780	464,322
Prepaid expenses and other assets	120,427	155,261
Assets of segment held for sale	286,065	359,297
Total current assets	5,527,915	6,824,990
Property and equipment, net of of accumulated depreciation of $265,502 and $197,971	91,482	154,161
Patents, net of accumulated amortization of $2,146 and $50,725		2,296
Deposit	35,625	35,625
Total assets	5,655,022	7,017,072
Current liabilities
Accounts payable and accrued expenses	269,996	1,211,561
Accrued salaries and benefits	549,815	563,706
Liabilities of segment held for sale	72,871	170,641
Total current liabilities	892,682	1,945,908
Deferred compensation		550,000
Deferred rent	47,675	80,945
Total liabilities	940,357	2,576,853
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.01 par value, 5,000,000 shares authorized; 5,250 series B issued and 1 outstanding at December 31, 2011, and December 31, 2010
Common stock, $0.0001 par value, 50,000,000 shares authorized; 155,150 and 107,182 issued, 154,749 and 106,781 outstanding at December 31, 2011 and 2010, respectively	16	11
Paid-in capital in excess of par value	42,326,320	38,590,239
Treasury stock, 401 shares	(464,786)	(464,786)
Accumulated deficit	(37,146,885)	(33,685,245)
Total stockholders' equity	4,714,665	4,440,219
Total liabilities and stockholders' equity	$ 5,655,022	$ 7,017,072